Unaudited Condensed Statements of Changes in Shareholders’ Equity (Capital Deficiency) - USD ($) $ in Thousands	Class B Moringa Acquisition Corp Ordinary Shares	Class A Moringa Acquisition Corp Ordinary Shares	Moringa Acquisition Corp Additional paid-in capital	Moringa Acquisition Corp Accumulated deficit	Moringa Acquisition Corp	Preferred Shares	Ordinary A Shares	Ordinary Shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019						$ 9,194	$ 465		[1]	$ 414	$ (6,853)	$ (6,439)
Balance (in Shares) at Dec. 31, 2019						250,056	65,814	119,977
Issuance of Preferred A shares, net						$ 806
Issuance of Preferred A shares, net (in Shares)						29,667
Share based compensation										413		413
Net profit (loss) for the period											(3,741)	(3,741)
Balance at Dec. 31, 2020	$ 288	$ 10	$ 25,572	$ (195,860)	$ (169,990)	$ 10,000	$ 465		[1]	827	(10,594)	(9,767)
Balance (in Shares) at Dec. 31, 2020	2,875,000	100,000				279,723	65,814	119,977
Balance at Sep. 23, 2020
Issuance of Class B Ordinary Shares to the Sponsor	$ 288		24,712		25,000
Issuance of Class B Ordinary Shares to the Sponsor (in Shares)	2,875,000
Issuance of Class A Ordinary Shares to the representative of the underwriters		$ 10	860		870
Issuance of Class A Ordinary Shares to the representative of the underwriters (in Shares)		100,000
Net profit (loss) for the period				(195,860)	(195,860)
Balance at Dec. 31, 2020	$ 288	$ 10	25,572	(195,860)	(169,990)	$ 10,000	$ 465		[1]	827	(10,594)	(9,767)
Balance (in Shares) at Dec. 31, 2020	2,875,000	100,000				279,723	65,814	119,977
Accretion for public Class A ordinary shares to redemption amount			(2,550,188)		(2,550,188)
Issuance of Class B Ordinary Shares to the Sponsor		$ 38	3,380,610		3,380,648
Issuance of Class B Ordinary Shares to the Sponsor (in Shares)		380,000
Net profit (loss) for the period				(97,754)	(97,754)
Balance at Mar. 31, 2021	$ 288	$ 48	855,994	(293,614)	562,716
Balance (in Shares) at Mar. 31, 2021	2,875,000	480,000
Balance at Dec. 31, 2020	$ 288	$ 10	25,572	(195,860)	(169,990)	$ 10,000	$ 465		[1]	827	(10,594)	(9,767)
Balance (in Shares) at Dec. 31, 2020	2,875,000	100,000				279,723	65,814	119,977
Share based compensation										212		212
Net profit (loss) for the period											(10,127)	(10,127)
Balance at Jun. 30, 2021	$ 288	$ 48	855,994	(485,407)	370,923	$ 10,000	$ 465		[1]	1,039	(20,721)	(19,682)
Balance (in Shares) at Jun. 30, 2021	2,875,000	480,000				279,723	65,814	119,977
Balance at Dec. 31, 2020	$ 288	$ 10	25,572	(195,860)	(169,990)	$ 10,000	$ 465		[1]	827	(10,594)	(9,767)
Balance (in Shares) at Dec. 31, 2020	2,875,000	100,000				279,723	65,814	119,977
Net profit (loss) for the period					(513,452)
Balance at Sep. 30, 2021	$ 288	$ 48	855,994	(709,312)	147,018
Balance (in Shares) at Sep. 30, 2021	2,875,000	480,000
Balance at Dec. 31, 2020	$ 288	$ 10	25,572	(195,860)	(169,990)	$ 10,000	$ 465		[1]	827	(10,594)	(9,767)
Balance (in Shares) at Dec. 31, 2020	2,875,000	100,000				279,723	65,814	119,977
Sale of 380,000 Private Class A ordinary shares, net of issuance costs (see Note 3)		$ 38	3,380,610		3,380,648
Sale of 380,000 Private Class A ordinary shares, net of issuance costs (see Note 3) (in Shares)		380,000
Accretion for public Class A ordinary shares to redemption amount			(2,550,188)		(2,550,188)
Share based compensation										463		463
Net profit (loss) for the period				(755,218)	(755,218)						(53,484)	(53,484)
Balance at Dec. 31, 2021	$ 288	$ 48	855,994	(951,078)	(94,748)	$ 10,000	$ 465		[1]	1,290	(64,078)	(62,788)
Balance (in Shares) at Dec. 31, 2021	2,875,000	480,000				279,723	65,814	119,977
Balance at Mar. 31, 2021	$ 288	$ 48	855,994	(293,614)	562,716
Balance (in Shares) at Mar. 31, 2021	2,875,000	480,000
Net profit (loss) for the period				(191,793)	(191,793)
Balance at Jun. 30, 2021	$ 288	$ 48	855,994	(485,407)	370,923	$ 10,000	$ 465		[1]	1,039	(20,721)	(19,682)
Balance (in Shares) at Jun. 30, 2021	2,875,000	480,000				279,723	65,814	119,977
Net profit (loss) for the period				(223,905)	(223,905)
Balance at Sep. 30, 2021	$ 288	$ 48	855,994	(709,312)	147,018
Balance (in Shares) at Sep. 30, 2021	2,875,000	480,000
Balance at Dec. 31, 2021	$ 288	$ 48	855,994	(951,078)	(94,748)	$ 10,000	$ 465		[1]	1,290	(64,078)	(62,788)
Balance (in Shares) at Dec. 31, 2021	2,875,000	480,000				279,723	65,814	119,977
Net profit (loss) for the period				(245,659)	(245,659)
Balance at Mar. 31, 2022	$ 288	$ 48	855,994	(1,196,737)	(340,407)
Balance (in Shares) at Mar. 31, 2022	2,875,000	480,000
Balance at Dec. 31, 2021	$ 288	$ 48	855,994	(951,078)	(94,748)	$ 10,000	$ 465		[1]	1,290	(64,078)	(62,788)
Balance (in Shares) at Dec. 31, 2021	2,875,000	480,000				279,723	65,814	119,977
Share based compensation										225		225
Net profit (loss) for the period											(13,658)	(13,658)
Balance at Jun. 30, 2022	$ 288	$ 48	676,895	(1,154,044)	(476,813)	$ 10,000	$ 465		[1]	1,515	(77,736)	(76,221)
Balance (in Shares) at Jun. 30, 2022	2,875,000	480,000				279,723	65,814	119,977
Balance at Dec. 31, 2021	$ 288	$ 48	855,994	(951,078)	(94,748)	$ 10,000	$ 465		[1]	1,290	(64,078)	(62,788)
Balance (in Shares) at Dec. 31, 2021	2,875,000	480,000				279,723	65,814	119,977
Net profit (loss) for the period					89,613
Balance at Sep. 30, 2022	$ 288	$ 48	156,872	(861,465)	(704,257)
Balance (in Shares) at Sep. 30, 2022	2,875,000	480,000
Balance at Mar. 31, 2022	$ 288	$ 48	855,994	(1,196,737)	(340,407)
Balance (in Shares) at Mar. 31, 2022	2,875,000	480,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount as of September 30, 2022			(179,099)		(179,099)
Net profit (loss) for the period				42,693	42,693
Balance at Jun. 30, 2022	$ 288	$ 48	676,895	(1,154,044)	(476,813)	$ 10,000	$ 465		[1]	$ 1,515	$ (77,736)	$ (76,221)
Balance (in Shares) at Jun. 30, 2022	2,875,000	480,000				279,723	65,814	119,977
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount as of September 30, 2022			(520,023)		(520,023)
Net profit (loss) for the period				292,579	292,579
Balance at Sep. 30, 2022	$ 288	$ 48	$ 156,872	$ (861,465)	$ (704,257)
Balance (in Shares) at Sep. 30, 2022	2,875,000	480,000

[1]	Represents an amount less than $1.